Note 17 - Revenue - Customer Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Revenue	$ 900,141	$ 721,262
Customer 1 [member]
Statement Line Items [Line Items]
Revenue	142,841	125,870
Customer 2 [member]
Statement Line Items [Line Items]
Revenue	127,942	125,154
Customer 3 [member]
Statement Line Items [Line Items]
Revenue	116,705	89,810
Customers exceeding 10% of revenue [member]
Statement Line Items [Line Items]
Revenue	$ 387,488	$ 340,834
Percentage of total revenue	43.00%	47.30%